Segment Information - Schedule of Net Income and Total Assets (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Schedule of Net Income and Total Assets [Line Items]
Marketable Securities held in trust account	$ 240,134,175	$ 240,134,175			$ 240,134,175	$ 235,193,585
Cash	124,083	124,083			124,083	668,089
Net income (loss)	601,027	(52,663)	$ 689,999	$ (52,663)	1,291,026	3,408,788
General and administrative expenses	1,489,307	52,663		52,663	2,592,440	634,797
Interest earned on marketable securities held in Trust Account	2,477,726				4,940,590	4,043,585
Other Operating Segment [Member]
Schedule of Net Income and Total Assets [Line Items]
Marketable Securities held in trust account	240,134,175	240,134,175			240,134,175	235,193,585
Cash	124,083	$ 124,083			$ 124,083	$ 668,089
Net income (loss)	601,027
General and administrative expenses	1,489,307
Interest earned on marketable securities held in Trust Account	$ 2,477,726